Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 35,026	$ 128,556	$ 43,158
Restricted cash and cash equivalents—current	33,834	30,142	9,609
Accounts receivable, net	9,885	8,397	2,857
Inventory, net	23,262	28,242	5,256
Prepaid expenses and other current assets	58,052	33,778	8,254
Total current assets	160,059	229,115	69,134
Restricted cash and cash equivalents—non current	1,487	1,203	1,000
Property and equipment, net	1,315	1,526	4,152
Vehicle deposits	104,313	117,071	13,290
Goodwill	118,911	121,169	131,255
Other assets	7,780	8,228	3,944
Total assets	567,049	597,261	303,880
Current liabilities:
Accounts payable	8,294	5,002	12,212
Accrued expenses	34,471	31,428	20,004
Deferred revenue	42,757	43,345	42,900
Notes payable—current	68,607	49,094	29,280
Other current liabilities	5,978	5,089	5,078
Total current liabilities	160,107	133,958	109,474
Derivative liabilities	27,549	136,196	450
Other liabilities	5,720	6,282	9,722
Total liabilities	193,376	276,436	119,646
Commitments and contingencies
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock		0	1,044,282
Stockholders' Equity
Founders convertible preferred stock		0	0
Common Stock, Value, Issued	27	27	0
Additional paid-in capital	1,522,270	1,475,300	92,654
Accumulated other comprehensive income	3,065	7,538	13,005
Accumulated deficit	(1,151,689)	(1,162,040)	(965,707)
Total stockholders' equity (deficit)	373,673	320,825	(860,048)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	567,049	597,261	303,880
Vehicles [Member]
Current assets:
Vehicle deposits	$ 173,184	$ 118,949	$ 81,105